Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes

Note 15 — Income taxes

Caymans Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, no Cayman Islands withholding tax will be imposed upon payments of dividends by this entity to its shareholders.

Malaysia

MMSB and MTSB is subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, if the company has a paid-up capital of MYR 2.5 million or less, and gross income from business of not more than MYR 50 million, the tax rate will be 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000.

The operations in Malaysia incurred cumulative net operating losses which can be carried forward for a maximum period of seven consecutive years to offset future taxable income.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following as of December 31, 2025.

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Income before income tax	11,522,418	7,629,677	4,330,710	1,067,728

Tax calculated at tax rate of 24%	2,765,380	1,831,122	1,039,370	256,255
Tax effect on non-taxable income	(407,101)	(5,616)	(482,780)	(119,029)
Tax effect of contract liabilities taxed upon receipt	—	—	2,255,554	556,103
Tax effect on non-deductible expenses	877,063	1,019,494	639,125	157,576
Income tax expenses	3,235,342	2,845,000	3,451,269	850,905

The income tax provision consists of the following components:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Current income tax expenses	3,235,342	2,845,000	1,553,592	383,036

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2023, 2024 and 2025, except for the provisions for income tax penalty have been accrued based on the management’s best estimate. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.